UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: May 31, 2023

*This Form N-CSR pertains only to the following series of the Registrant: MFS Global Opportunistic Bond Fund. The remaining series of the Registrant have fiscal year ends other than November 30.

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2023
MFS®  Global Opportunistic
Bond Fund
GLB-SEM

MFS® Global Opportunistic
Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Emerging Markets Bonds	27.6%
Investment Grade Corporates	22.2%
Non-U.S. Government Bonds	13.6%
U.S. Treasury Securities	13.0%
High Yield Corporates	7.5%
Mortgage-Backed Securities	5.9%
Collateralized Debt Obligations	3.4%
Commercial Mortgage-Backed Securities	2.7%
Municipal Bonds	1.1%
Asset-Backed Securities	0.8%
Composition including fixed income credit quality (a)(i)
AAA	10.4%
AA	11.2%
A	18.7%
BBB	24.8%
BB	11.8%
B	3.7%
CCC	1.1%
U.S. Government	1.2%
Federal Agencies	5.9%
Not Rated	9.0%
Cash & Cash Equivalents	2.2%
Other (o)	(0.0)%
Portfolio facts
Average Duration (d)	7.6
Average Effective Maturity (m)	9.1 yrs.
Issuer country weightings (i)(x)
United States	44.3%
United Kingdom	8.6%
South Korea	8.5%
Canada	8.3%
Japan	5.8%
Australia	4.6%
Greece	4.0%
Mexico	3.8%
Germany	(15.3)%
Other Countries	27.4%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government

Portfolio Composition - continued
includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of May 31, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
December 1, 2022 through May 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2022 through May 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/22	Ending Account Value 5/31/23	Expenses Paid During Period (p) 12/01/22-5/31/23
A	Actual	0.95%	$1,000.00	$1,020.64	$4.79
	Hypothetical (h)	0.95%	$1,000.00	$1,020.19	$4.78
B	Actual	1.70%	$1,000.00	$1,016.91	$8.55
	Hypothetical (h)	1.70%	$1,000.00	$1,016.45	$8.55
C	Actual	1.70%	$1,000.00	$1,016.91	$8.55
	Hypothetical (h)	1.70%	$1,000.00	$1,016.45	$8.55
I	Actual	0.69%	$1,000.00	$1,021.99	$3.48
	Hypothetical (h)	0.69%	$1,000.00	$1,021.49	$3.48
R1	Actual	1.70%	$1,000.00	$1,016.93	$8.55
	Hypothetical (h)	1.70%	$1,000.00	$1,016.45	$8.55
R2	Actual	1.20%	$1,000.00	$1,019.47	$6.04
	Hypothetical (h)	1.20%	$1,000.00	$1,018.95	$6.04
R3	Actual	0.94%	$1,000.00	$1,019.43	$4.73
	Hypothetical (h)	0.94%	$1,000.00	$1,020.24	$4.73
R4	Actual	0.70%	$1,000.00	$1,021.99	$3.53
	Hypothetical (h)	0.70%	$1,000.00	$1,021.44	$3.53
R6	Actual	0.61%	$1,000.00	$1,022.44	$3.08
	Hypothetical (h)	0.61%	$1,000.00	$1,021.89	$3.07
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 95.5%
Aerospace & Defense – 0.2%
Boeing Co., 5.805%, 5/01/2050		$1,040,000	$1,018,160
Raytheon Technologies Corp., 2.82%, 9/01/2051		1,862,000	1,224,277
			$2,242,437
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$934,000	$751,616
Asset-Backed & Securitized – 6.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.025%, 11/15/2054 (i)		$11,837,348	$630,954
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	630,000	608,870
ACREC 2021-FL1 Ltd., “C”, FLR, 7.261% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)		$2,557,500	2,421,123
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 6.858% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)		1,595,500	1,547,454
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.357% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		2,479,000	2,393,035
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 6.624% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		174,319	173,163
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.105% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		204,000	191,172
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.707% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		418,000	394,926
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.057% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		1,359,500	1,273,612
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.707% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)		1,205,000	1,136,954
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.957% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)		1,049,500	976,692
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.172% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		3,751,000	3,484,308
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.872% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,231,424
AREIT 2022-CRE6 Trust, “C”, FLR, 7.064% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		533,500	497,406
AREIT 2022-CRE6 Trust, “D”, FLR, 7.764% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		569,500	515,142
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.62%, 4/15/2053 (i)		1,432,372	99,646
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.293%, 7/15/2054 (i)		9,729,669	649,674

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.619%, 2/15/2054 (i)	$15,067,440	$1,321,758
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.148%, 12/15/2055	1,004,922	1,053,868
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.788%, 7/15/2053 (i)	12,900,336	953,675
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.15%, 3/15/2054 (i)	6,400,554	382,033
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.885%, 6/15/2054 (i)	19,814,790	948,358
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.264%, 7/15/2054 (i)	20,247,448	1,422,351
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.279%, 8/15/2054 (i)	20,953,439	1,487,879
Benchmark 2022-B37 Mortgage Trust, “AS”, 5.751%, 11/15/2055	394,000	397,845
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.157% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	632,000	615,520
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.407% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	572,500	537,793
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	209,505	198,128
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	375,199	345,187
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.407% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	1,100,000	1,039,697
BXMT 2021-FL4 Ltd., “B”, FLR, 6.657% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	2,995,500	2,803,511
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	490,128	458,371
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	381,350	344,352
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,166,594	1,162,022
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	586,549	584,348
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.777%, 4/15/2054 (i)	7,800,475	326,175
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.975%, 6/15/2063 (i)	11,359,752	614,753
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.044%, 6/15/2064 (i)	9,470,845	552,664
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065	2,344,000	2,011,201
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	1,021,693	1,016,046
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.19% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	990,500	957,509

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.655% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)		$2,483,500	$2,329,178
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		560,000	557,767
KREF 2021-FL2 Ltd., “B”, FLR, 6.758% (LIBOR - 1mo. + 1.65%), 2/15/2039 (n)		2,155,000	2,032,626
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.107% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		1,395,500	1,305,826
MF1 2021-FL5 Ltd., “B”, FLR, 6.631% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		2,542,500	2,455,386
MF1 2021-FL5 Ltd., “C”, FLR, 6.88% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		645,000	604,079
MF1 2021-FL6 Ltd., “AS”, FLR, 6.561% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)		2,500,000	2,409,531
MF1 2021-FL6 Ltd., “B”, FLR, 6.761% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		3,800,000	3,613,898
MF1 2022-FL8 Ltd., “C”, FLR, 7.122% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		1,130,366	1,052,842
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.294%, 5/15/2054 (i)		5,709,465	379,626
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.224%, 6/15/2054 (i)		17,301,249	1,052,693
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.181% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		947,000	948,011
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	670,000	759,516
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.257% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)		$1,212,000	1,132,588
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.911% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		1,223,000	1,143,011
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.211% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)		238,000	219,227
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.508% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		800,000	780,162
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.531%, 4/15/2054 (i)		9,327,536	771,613
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.532%, 8/15/2054 (i)		15,626,058	1,269,169
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 5.722% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)		472,000	471,721
			$66,049,069

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – 0.9%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		$1,715,000	$1,715,000
Hyundai Capital America, 6.375%, 4/08/2030 (n)		466,000	486,007
LKQ Corp., 6.25%, 6/15/2033 (n)		689,000	693,415
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	1,950,000	1,927,329
RAC Bond Co. PLC, 5.25%, 11/04/2027		200,000	197,675
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)	EUR	2,590,000	2,194,252
TI Automotive Finance PLC, 3.75%, 4/15/2029		1,050,000	889,562
Volkswagen Financial Services N.V. , 5.875%, 5/23/2029	GBP	800,000	974,913
			$9,078,153
Broadcasting – 1.0%
Discovery Communications LLC, 4.125%, 5/15/2029		$1,860,000	$1,696,112
Prosus N.V., 3.061%, 7/13/2031 (n)		895,000	686,720
Prosus N.V., 4.027%, 8/03/2050		1,000,000	605,243
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	2,230,105	1,887,675
Ubisoft Entertainment S.A., 0.878%, 11/24/2027		2,400,000	1,818,456
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$976,000	852,674
WMG Acquisition Corp., 2.25%, 8/15/2031 (n)	EUR	1,764,000	1,447,465
WMG Acquisition Corp., 2.25%, 8/15/2031		1,360,000	1,115,959
			$10,110,304
Brokerage & Asset Managers – 0.2%
Ameriprise Financial, Inc., 4.5%, 5/13/2032		$551,000	$527,034
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	291,866
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	746,091
LPL Holdings, Inc., 4%, 3/15/2029 (n)		876,000	769,209
			$2,334,200
Building – 0.6%
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	1,020,000	$887,076
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		$2,134,000	1,888,590
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		1,770,000	1,622,708
Vulcan Materials Co., 3.5%, 6/01/2030		1,618,000	1,461,006
			$5,859,380
Business Services – 0.9%
Corning, Inc., 4.125%, 5/15/2031	EUR	620,000	$665,700
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$2,241,000	2,158,866
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	770,000	731,895
Fiserv, Inc., 2.65%, 6/01/2030		$1,341,000	1,151,269
Fiserv, Inc., 4.4%, 7/01/2049		669,000	552,794
Mastercard, Inc., 3.3%, 3/26/2027		1,960,000	1,886,212
Mastercard, Inc., 3.85%, 3/26/2050		691,000	588,593

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Visa, Inc., 3.65%, 9/15/2047		$1,125,000	$956,521
			$8,691,850
Cable TV – 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		$2,998,000	$2,467,809
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025		607,000	596,901
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		1,014,000	742,355
Comcast Corp., 3.75%, 4/01/2040		585,000	488,741
SES S.A., 3.5%, 1/14/2029	EUR	1,040,000	1,012,623
Virgin Media Finance PLC, 3.75%, 7/15/2030		2,750,000	2,260,280
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		$1,900,000	893,000
Ziggo B.V., 3.375%, 2/28/2030	EUR	2,875,000	2,200,423
			$10,662,132
Chemicals – 0.6%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		$2,700,000	$2,313,144
Lonza Finance International N.V., 3.875%, 5/25/2033	EUR	180,000	193,739
LYB International Finance III, LLC, 4.2%, 5/01/2050		$1,382,000	1,037,016
Nutrien Ltd., 4.9%, 3/27/2028		451,000	447,067
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		500,000	437,212
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	1,286,000	1,084,509
			$5,512,687
Computer Software – 0.2%
Microsoft Corp., 3.3%, 2/06/2027		$774,000	$756,825
Microsoft Corp., 2.525%, 6/01/2050		888,000	611,255
Microsoft Corp., 2.675%, 6/01/2060		1,112,000	743,382
			$2,111,462
Computer Software - Systems – 0.2%
Apple, Inc., 3.2%, 5/11/2027		$1,023,000	$987,954
Apple, Inc., 4.5%, 2/23/2036		953,000	975,852
			$1,963,806
Conglomerates – 0.9%
Johnson Controls International PLC, 4.25%, 5/23/2035	EUR	615,000	$664,089
nVent Finance S.à r.l., 5.65%, 5/15/2033		$602,000	590,114
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		1,259,000	1,244,192
Siemens Financieringsmaatschappij N.V., 3.625%, 2/24/2043	EUR	700,000	722,272
TriMas Corp., 4.125%, 4/15/2029 (n)		$3,265,000	2,898,798

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		$2,727,000	$2,653,725
			$8,773,190
Consumer Products – 0.3%
JAB Holdings B.V., 2.25%, 12/19/2039	EUR	1,900,000	$1,419,281
Kenvue, Inc., 5.05%, 3/22/2053 (n)		$1,239,000	1,247,192
			$2,666,473
Consumer Services – 0.5%
Booking Holdings, Inc., 4.125%, 5/12/2033	EUR	700,000	$756,383
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		$1,754,000	1,369,688
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		3,190,000	2,732,671
			$4,858,742
Containers – 0.3%
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029 (n)	EUR	1,800,000	$1,411,534
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029		450,000	352,884
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025		$900,000	797,783
			$2,562,201
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$1,371,000	$1,128,389
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	1,390,000	1,306,316
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		1,830,000	1,541,788
			$3,976,493
Electronics – 0.2%
Broadcom, Inc., 3.419%, 4/15/2033 (n)		$1,069,000	$887,841
Intel Corp., 5.7%, 2/10/2053		526,000	519,608
SK Hynix, Inc., 6.375%, 1/17/2028 (n)		459,000	464,608
			$1,872,057
Emerging Market Quasi-Sovereign – 2.3%
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)		$655,000	$653,898
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027	EUR	1,045,000	1,041,268
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031		$600,000	472,806
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		844,000	643,592
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028		850,000	772,560
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		3,445,000	2,957,684

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$1,200,000	$1,147,111
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,850,000	1,545,298
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,102,000	997,310
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033		637,000	476,517
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		1,097,000	894,055
Krung Thai Bank PLC (Cayman Islands Branch), 4.4% to 3/25/2026, FLR (CMT - 5yr. + 3.53%) to 9/25/2169		1,000,000	910,500
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		957,000	949,648
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.084%, 5/22/2053 (n)		200,000	199,208
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		677,000	554,531
Petroleos Mexicanos, 10%, 2/07/2033 (n)		948,000	850,280
Petroleos Mexicanos, 7.69%, 1/23/2050		2,090,000	1,354,615
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		755,000	706,778
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)		955,000	955,127
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,120,000	1,143,325
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	2,800,000	2,072,334
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		$1,000,000	1,028,160
			$22,326,605
Emerging Market Sovereign – 21.0%
Arab Republic of Egypt, 8.875%, 5/29/2050		$1,050,000	$540,139
Dominican Republic, 7.05%, 2/03/2031 (n)		789,000	782,829
Dominican Republic, 4.875%, 9/23/2032		1,300,000	1,090,362
Dominican Republic, 5.875%, 1/30/2060		2,400,000	1,776,633
Hellenic Republic (Republic of Greece), 3.875%, 6/15/2028 (n)	EUR	10,680,000	11,697,824
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)		14,486,000	13,240,999
Hellenic Republic (Republic of Greece), 4.25%, 6/15/2033 (n)		12,059,000	13,404,735
Kingdom of Morocco, 5.95%, 3/08/2028 (n)		$815,000	824,392
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		1,300,000	901,748
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	482,632,000	11,231,959
People's Republic of China, 3.13%, 11/21/2029	CNY	13,220,000	1,915,408
People's Republic of China, 2.88%, 2/25/2033		112,300,000	16,011,073
Republic of Angola, 9.125%, 11/26/2049		$900,000	670,295
Republic of Benin, 6.875%, 1/19/2052	EUR	1,500,000	1,095,665
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		2,600,000	2,019,062

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Guatemala, 6.125%, 6/01/2050		$800,000	$721,305
Republic of Hungary, 6.125%, 5/22/2028 (n)		1,031,000	1,047,754
Republic of Hungary, 5.5%, 6/16/2034 (n)		1,364,000	1,301,360
Republic of Indonesia, 3.55%, 3/31/2032		580,000	532,768
Republic of Korea, 2.125%, 6/10/2027	KRW	15,663,000,000	11,202,183
Republic of Korea, 2.375%, 12/10/2027		14,000,000,000	10,058,695
Republic of Korea, 1.875%, 6/10/2029		49,064,110,000	33,749,242
Republic of Korea, 1.375%, 6/10/2030		37,732,080,000	24,704,780
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$1,760,000	1,638,016
Republic of Paraguay, 5.6%, 3/13/2048		2,000,000	1,717,022
Republic of Poland, 5.75%, 11/16/2032		478,000	507,175
Republic of Romania, 2%, 1/28/2032	EUR	2,220,000	1,703,784
Republic of Senegal, 6.25%, 5/23/2033		$1,150,000	914,572
Republic of Serbia, 1.65%, 3/03/2033	EUR	728,000	496,567
Republic of Serbia, 2.05%, 9/23/2036 (n)		696,000	437,073
Republic of Serbia, 2.05%, 9/23/2036		100,000	62,798
Sultanate of Oman, 7%, 1/25/2051		$2,550,000	2,467,150
United Mexican States, 7.5%, 6/03/2027	MXN	465,300,000	24,846,162
United Mexican States, 7.75%, 5/29/2031		105,000,000	5,570,241
United Mexican States, 4.875%, 5/19/2033		$1,049,000	1,001,848
United Mexican States, 6.35%, 2/09/2035		371,000	390,950
United Mexican States, 6.338%, 5/04/2053		496,000	497,381
			$202,771,949
Energy - Independent – 0.3%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$1,050,000	$964,740
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		668,000	602,439
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,200,000	1,056,000
			$2,623,179
Energy - Integrated – 0.6%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$621,000	$614,040
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	830,000	893,642
BP Capital Markets PLC, 3.625%, 6/22/2170		1,280,000	1,183,500
Eni S.p.A., 3.625%, 5/19/2027		700,000	745,649
Eni S.p.A., 4.25%, 5/09/2029 (n)		$1,139,000	1,089,585
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	900,000	908,103
			$5,434,519
Engineering - Construction – 0.1%
Arcadis N.V., 4.875%, 2/28/2028	EUR	909,000	$981,434

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – 0.2%
Motion Finco S.à r.l., 7.375%, 6/15/2030 (n)	EUR	1,424,000	$1,514,077
Financial Institutions – 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028 (w)		$803,000	$796,214
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		773,000	747,680
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		1,336,000	1,233,788
CTP N.V., 0.875%, 1/20/2026	EUR	880,000	792,089
EXOR N.V., 2.25%, 4/29/2030		1,000,000	945,025
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		$2,071,593	1,848,897
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		1,253,862	1,119,072
Grand City Properties S.A., 1.5%, 12/09/2069	EUR	1,200,000	468,178
Logicor Financing S.à r.l., 1.625%, 1/17/2030		1,100,000	847,074
Logicor Financing S.à r.l., 0.875%, 1/14/2031		970,000	669,338
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$2,021,000	1,843,152
P3 Group S.à r.l., 1.625%, 1/26/2029	EUR	870,000	715,982
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025		780,000	664,159
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/32, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/47, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		2,600,000	571,886
SBB Treasury Oyj, 0.75%, 12/14/2028		730,000	488,232
SBB Treasury Oyj, 1.125%, 11/26/2029		580,000	382,021
VGP N.V., 1.5%, 4/08/2029		1,500,000	1,086,270
			$15,219,057
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$1,112,000	$1,042,281
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		364,000	380,652
Carlsberg Breweries A/S, 3.5%, 11/26/2026	EUR	710,000	756,460
Central America Bottling Co., 5.25%, 4/27/2029 (n)		$960,000	892,800
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032		578,000	490,722
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	661,295
Constellation Brands, Inc., 3.15%, 8/01/2029		403,000	363,682
Constellation Brands, Inc., 2.25%, 8/01/2031		760,000	620,503
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032 (n)		1,595,000	1,290,525
Kraft Heinz Foods Co., 3.875%, 5/15/2027		1,624,000	1,572,982
			$8,071,902
Forest & Paper Products – 0.1%
Stora Enso Oyj, 4.25%, 9/01/2029 (w)	EUR	465,000	$501,701

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.3%
Las Vegas Sands Corp., 3.9%, 8/08/2029		$925,000	$818,206
Marriott International, Inc., 2.85%, 4/15/2031		1,632,000	1,372,358
VICI Properties LP, REIT, 4.95%, 2/15/2030		1,034,000	961,921
			$3,152,485
Industrial – 0.5%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	2,370,000	$2,340,155
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$1,000,000	974,450
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		1,894,000	1,225,310
			$4,539,915
Insurance – 0.8%
AIA Group Ltd., 0.88%, 9/09/2033	EUR	1,280,000	$1,084,443
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043		920,000	1,023,068
Assicurazioni Generali S.p.A., 5.399%, 4/20/2033		1,160,000	1,243,029
Axa S.A., 5.5% to 7/11/2033, FLR (EURIBOR - 3mo. + 3.6%) to 7/11/2043		740,000	790,303
Corebridge Financial, Inc., 4.35%, 4/05/2042		$1,562,000	1,249,156
Equitable Holdings, Inc., 5.594%, 1/11/2033		1,100,000	1,078,424
NN Group N.V., 6.367% to 11/03/2033, FLR (EURIBOR - 3mo. + 4%) to 11/03/2043	EUR	720,000	770,180
			$7,238,603
Insurance - Health – 0.3%
Humana, Inc., 5.5%, 3/15/2053		$247,000	$241,819
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,611,000	1,580,454
UnitedHealth Group, Inc., 3.5%, 8/15/2039		670,000	558,138
UnitedHealth Group, Inc., 3.25%, 5/15/2051		701,000	511,409
			$2,891,820
Insurance - Property & Casualty – 0.4%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)		$1,677,000	$1,410,809
American International Group, Inc., 5.125%, 3/27/2033		758,000	742,730
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		204,000	169,054
Aon Corp./Aon Global Holdings PLC, 3.9%, 2/28/2052		931,000	718,146
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	685,000	661,597
			$3,702,336

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 1.0%
Electricite de France S.A., 6.25%, 5/23/2033 (n)		$1,450,000	$1,468,965
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 12/29/2049	EUR	600,000	508,262
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		1,400,000	1,260,768
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.323%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 4.073%) to 12/31/2165	GBP	1,000,000	1,020,039
EnBW International Finance B.V., 3.5%, 7/24/2028	EUR	825,000	874,373
La Banque Postale S.A., 4%, 5/03/2028		1,800,000	1,915,566
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		1,040,000	976,541
NBN Co. Ltd., 4.375%, 3/15/2033		453,000	489,645
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$878,000	693,892
			$9,208,051
International Market Sovereign – 23.0%
Commonwealth of Australia, 2.75%, 11/21/2028	AUD	8,661,000	$5,451,745
Commonwealth of Australia, 1%, 11/21/2031		38,939,000	20,581,195
Commonwealth of Australia, 3.25%, 6/21/2039		8,590,000	5,125,967
Federal Republic of Germany, 1.7%, 8/15/2032	EUR	2,255,000	2,304,313
Federal Republic of Germany, 0%, 8/15/2052		1,835,375	986,115
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	428,193
Government of Bermuda, 5%, 7/15/2032 (n)		1,933,000	1,899,336
Government of Japan, 0.1%, 12/20/2026	JPY	2,488,500,000	17,937,383
Government of Japan, 2.1%, 12/20/2027		1,466,000,000	11,497,880
Government of Japan, 1.7%, 6/20/2044		1,114,900,000	8,964,892
Government of Japan, 0.3%, 6/20/2046		1,378,950,000	8,262,615
Government of Japan, 1.6%, 12/20/2052		1,117,850,000	8,657,089
Government of New Zealand, 1.5%, 5/15/2031	NZD	8,044,000	3,953,860
Government of New Zealand , 2%, 5/15/2032		18,975,000	9,511,526
Kingdom of Belgium, 3%, 6/22/2033 (n)	EUR	15,667,000	16,803,860
Kingdom of Belgium, 0.4%, 6/22/2040		4,456,000	2,970,218
Kingdom of Spain, 2.55%, 10/31/2032		4,737,000	4,771,982
Kingdom of Spain, 3.15%, 4/30/2033		15,842,000	16,681,408
Kingdom of Spain, 3.9%, 7/30/2039 (n)		4,357,000	4,741,667
Kingdom of Spain, 1%, 10/31/2050		5,699,000	3,179,323
Kingdom of Sweden, 1.75%, 11/11/2033	SEK	254,690,000	22,347,277
Republic of Finland, 3%, 9/15/2033	EUR	3,974,000	4,283,184

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Italy, 0.5%, 7/15/2028	EUR	10,609,000	$9,742,069
United Kingdom Treasury, 1.25%, 7/22/2027	GBP	24,445,000	27,036,071
United Kingdom Treasury, 1.25%, 10/22/2041		2,711,000	2,025,277
United Kingdom Treasury, 1.25%, 7/31/2051		2,469,805	1,498,889
			$221,643,334
Local Authorities – 0.6%
City of Oslo, 4.45%, 4/13/2029	NOK	8,000,000	$731,664
City of Oslo, 2.17%, 5/18/2029		26,000,000	2,101,559
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	577,852
Province of British Columbia, 2.95%, 6/18/2050		765,000	456,143
Province of Ontario (Canada), 1.9%, 12/02/2051		3,056,000	1,429,510
			$5,296,728
Machinery & Tools – 0.2%
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	1,611,000	$1,456,204
Major Banks – 4.6%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$1,133,000	$862,969
Banco de Sabadell S.A., 0%, 6/07/2029 (w)	EUR	500,000	533,291
Banco de Sabadell S.A., 5%, 6/07/2029 (w)		500,000	533,291
Bank of America Corp., 5.202% to 4/25/2033, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$1,223,000	1,218,712
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		2,325,000	1,921,353
Barclays Bank PLC, 8.407% to 11/14/2027, FLR (GBP Swap Rate - 5yr. + 4.75%) to 11/14/2032	GBP	400,000	505,029
Barclays Bank PLC, 5.235%, 8/14/2171		$1,150,000	1,016,600
BNP Paribas S.A., 4.25% to 4/13/2030, FLR (EURIBOR - 3mo. + 1.37%) to 4/13/2031	EUR	900,000	953,265
BNP Paribas S.A., FLR, 5.285% (LIBOR - 6mo. + 0.075%), 3/23/2172		$950,000	795,036
Capital One Financial Corp., 0.8%, 6/12/2024	EUR	277,000	278,675
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,696,000	1,336,525
Credit Agricole S.A., 4.75%, 3/23/2171 (n)		348,000	274,607
Credit Suisse AG (London), 2.125%, 5/31/2024	EUR	890,000	922,818
Credit Suisse AG (London), 5.5%, 8/20/2026		480,000	523,128
Credit Suisse Group AG, 7.75% to 3/01/2028, FLR (EUR ICE Swap Rate - 1yr. + 4.95%) to 3/01/2029		1,480,000	1,750,458
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		$1,562,000	1,257,677
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		816,000	610,697

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Bank PLC, 5.46%, 3/18/2171		$420,000	$416,850
HSBC Bank PLC, 5.251%, 6/11/2171		210,000	209,213
HSBC Bank PLC, 5.401%, 12/19/2171		550,000	545,875
HSBC Holdings PLC, 4.375%, 11/23/2026		2,272,000	2,179,243
HSBC Holdings PLC, 4.787%, 3/10/2032	EUR	910,000	982,959
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033		1,070,000	1,157,676
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170		$908,000	767,301
ING Groep N.V., 1%, 11/16/2032	EUR	1,100,000	980,190
ING Groep N.V., 6.25%, 5/20/2033	GBP	1,000,000	1,183,952
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		$1,107,000	981,068
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		2,081,000	1,490,341
mBank S.A., 0.966% to 9/21/2026, FLR (EURIBOR - 3mo. + 1.25%) to 9/21/2027	EUR	1,300,000	1,076,083
Morgan Stanley, 3.125%, 7/27/2026		$643,000	606,444
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		1,525,000	1,371,532
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		1,682,000	1,520,292
Nationwide Building Society, 0.25%, 9/14/2028	EUR	1,420,000	1,247,144
NatWest Group PLC, 4.771%, 2/16/2029		730,000	782,813
NatWest Group PLC, 5.763% to 2/28/2029, FLR (EUR Swap Rate - 5yr. + 2.6%) to 2/28/2034		620,000	665,767
NatWest Group PLC, 4.5%, 3/31/2171	GBP	960,000	907,287
Société Générale S.A., 5.625%, 6/02/2033 (w)	EUR	900,000	957,329
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029		910,000	798,887
Standard Chartered PLC, 4.874%, 5/10/2031		1,390,000	1,492,502
Toronto-Dominion Bank, 4.108%, 6/08/2027		$2,190,000	2,108,051
Unicaja Banco S.A., 1%, 12/01/2026	EUR	700,000	668,476
Unicaja Banco S.A., 5.125% to 2/21/2028, FLR (EUR Swap Rate - 1yr. + 2.15%) to 2/21/2029		900,000	928,638
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$1,350,000	1,220,344
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		780,000	731,070
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031		746,000	629,761

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$709,000	$609,014
			$44,510,233
Medical & Health Technology & Services – 0.7%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)		$1,443,000	$1,238,912
Becton, Dickinson and Co., 4.298%, 8/22/2032		428,000	406,910
CVS Health Corp., 5.25%, 1/30/2031 (w)		330,000	331,252
CVS Health Corp., 5.625%, 2/21/2053		856,000	834,746
HCA, Inc., 5.125%, 6/15/2039		1,542,000	1,411,137
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,500,000	935,274
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		675,000	638,206
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	920,000	645,453
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$559,000	488,519
			$6,930,409
Metals & Mining – 0.7%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$451,000	$450,585
Anglo American Capital PLC, 4.75%, 9/21/2032	EUR	610,000	652,519
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$2,384,000	2,008,520
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		788,000	647,641
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,677,000	1,465,681
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029	EUR	1,990,000	1,844,780
			$7,069,726
Midstream – 1.1%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		$3,165,000	$2,744,691
Enbridge, Inc., 5.7%, 3/08/2033		695,000	706,754
Enbridge, Inc., 5.375%, 9/27/2077	CAD	1,400,000	950,092
EQM Midstream Partners LP, 7.5%, 6/01/2030 (n)		$1,325,000	1,331,625
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		839,000	742,260
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		792,000	754,495
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		1,093,000	1,033,464
Targa Resources Corp., 4.2%, 2/01/2033		280,000	247,129
Targa Resources Corp., 4.95%, 4/15/2052		716,000	568,839
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		1,833,000	1,817,196
			$10,896,545
Mortgage-Backed – 5.9%
Fannie Mae, 5%, 8/01/2040		$289,864	$290,668
Fannie Mae, 4%, 9/01/2040 - 11/01/2044		191,972	185,399
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044		1,357,412	1,348,346

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047	$661,221	$618,923
Fannie Mae, UMBS, 5.5%, 4/01/2031 - 2/01/2053	3,051,080	3,054,616
Fannie Mae, UMBS, 2%, 4/01/2042 - 5/01/2052	5,667,893	4,716,981
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052	203,238	190,899
Fannie Mae, UMBS, 2.5%, 3/01/2050 - 2/01/2053	12,065,832	10,336,099
Fannie Mae, UMBS, 3%, 12/01/2051 - 7/01/2052	3,575,266	3,176,812
Fannie Mae, UMBS, 4%, 6/01/2052 - 12/01/2052	3,858,606	3,645,696
Fannie Mae, UMBS, 6%, 12/01/2052 - 2/01/2053	548,528	556,338
Freddie Mac, 0.209%, 9/25/2026 (i)	62,189,000	421,691
Freddie Mac, 1.367%, 3/25/2027 (i)	1,517,000	69,395
Freddie Mac, 0.293%, 2/25/2028 (i)	46,151,000	637,262
Freddie Mac, 0.108%, 4/25/2028 (i)	46,683,000	313,397
Freddie Mac, 0.111%, 5/25/2028 (i)	47,225,000	341,234
Freddie Mac, 1.799%, 4/25/2030 (i)	2,395,024	247,536
Freddie Mac, 1.868%, 4/25/2030 (i)	2,589,254	270,699
Freddie Mac, 1.665%, 5/25/2030 (i)	3,408,930	327,806
Freddie Mac, 1.798%, 5/25/2030 (i)	7,523,890	778,348
Freddie Mac, 1.342%, 6/25/2030 (i)	3,170,959	250,334
Freddie Mac, 1.6%, 8/25/2030 (i)	2,931,170	277,113
Freddie Mac, 1.17%, 9/25/2030 (i)	1,901,519	134,368
Freddie Mac, 1.08%, 11/25/2030 (i)	3,948,102	262,002
Freddie Mac, 0.329%, 1/25/2031 (i)	15,720,989	302,258
Freddie Mac, 0.516%, 3/25/2031 (i)	20,442,496	643,691
Freddie Mac, 0.938%, 7/25/2031 (i)	5,068,698	314,565
Freddie Mac, 0.536%, 9/25/2031 (i)	21,590,988	743,643
Freddie Mac, 0.568%, 12/25/2031 (i)	5,486,706	213,334
Freddie Mac, 4.35%, 1/25/2033 (i)	622,477	621,436
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	618,494	615,812
Freddie Mac, 5%, 7/01/2041	291,875	295,329
Freddie Mac, 4%, 4/01/2044	31,652	30,521
Freddie Mac, UMBS, 3%, 6/01/2050 - 4/01/2052	353,691	315,817
Freddie Mac, UMBS, 2.5%, 8/01/2051 - 3/01/2053	2,923,835	2,504,002
Freddie Mac, UMBS, 2%, 2/01/2052	645,094	531,385
Freddie Mac, UMBS, 5%, 8/01/2052	509,214	502,738
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 1/01/2053	951,764	953,983
Freddie Mac, UMBS, 6%, 12/01/2052	273,716	281,817
Ginnie Mae, 2.5%, 8/20/2051	210,473	184,113
Ginnie Mae, 2%, 1/20/2052 - 4/20/2052	3,146,700	2,666,886
Ginnie Mae, 3%, 5/20/2052 - 10/20/2052	2,817,722	2,535,847
Ginnie Mae, 4%, 10/20/2052 - 11/20/2052	1,081,307	1,027,360
Ginnie Mae, 3.5%, 11/20/2052	2,325,000	2,156,178
Ginnie Mae, 6%, 12/20/2052 - 4/20/2053	298,988	301,936
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	1,823,489	1,801,125

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 5.5%, 2/20/2053 - 4/20/2053		$924,946	$924,507
UMBS, TBA, 2%, 6/15/2038		1,625,000	1,456,025
UMBS, TBA, 4.5%, 6/13/2053		1,975,000	1,912,934
UMBS, TBA, 5.5%, 6/25/2053		725,000	724,547
			$57,013,751
Municipals – 1.1%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$1,130,000	$1,054,559
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 2.641%, 7/01/2037		1,060,000	974,060
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 4.949%, 7/01/2038		2,690,000	2,626,965
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,855,000	1,878,177
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	853,472
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		1,775,000	1,718,616
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029		890,000	967,902
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	631,898
			$10,705,649
Natural Gas - Distribution – 0.2%
Engie S.A., 4.25%, 1/11/2043	EUR	900,000	$953,698
NiSource, Inc., 2.95%, 9/01/2029		$1,406,000	1,238,683
			$2,192,381
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	1,700,000	$1,478,551
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	1,750,000	1,436,188
			$2,914,739
Network & Telecom – 0.0%
AT&T, Inc., 3.5%, 9/15/2053		$335,000	$232,558
Oil Services – 0.1%
MV24 Capital B.V., 6.748%, 6/01/2034		$942,150	$835,027
Oils – 0.3%
Neste Oyj, 3.875%, 3/16/2029	EUR	680,000	$734,554
Parkland Corp., 4.625%, 5/01/2030 (n)		$2,832,000	2,448,264
			$3,182,818

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 2.1%
AIB Group PLC, 5.75% to 2/16/2028, FLR (EUR Swap Rate - 1yr. + 2.85%) to 2/16/2029	EUR	650,000	$719,361
Arion Banki HF, 4.875%, 12/21/2024		1,650,000	1,715,223
Banque Federative du Credit Mutuel S.A., 4.375%, 5/02/2030		900,000	962,760
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$1,240,000	960,720
CaixaBank S.A., 4.625% to 5/16/2026, FLR (EURIBOR - 3mo. + 1.5%) to 5/16/2027	EUR	600,000	641,019
CaixaBank S.A., 6.875% to 10/25/2028, FLR (GBP Swap Rate - 5yr. + 3.7%) to 10/25/2033	GBP	500,000	593,183
Deutsche Bank AG, 1.875% to 2/23/2027, FLR (EURIBOR - 3mo. + 1.38%) to 2/23/2028	EUR	700,000	662,937
Deutsche Bank AG, 3.25% to 5/24/2027, FLR (EURIBOR - 3mo. + 1.93%) to 5/24/2028		400,000	394,676
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	1,000,000	1,170,077
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	800,000	634,360
Deutsche Bank AG, 4%, 6/24/2032		700,000	663,589
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$1,100,000	1,061,055
Groupe BPCE S.A., 1.75%, 2/02/2034	EUR	1,100,000	959,974
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042		1,800,000	1,410,999
Intesa Sanpaolo S.p.A., 4.875%, 5/19/2030		870,000	933,436
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$788,000	735,134
Shinhan Bank Co., Ltd., 4.375%, 4/13/2032 (n)		1,650,000	1,520,607
Skipton Building Society, 6.25%, 4/25/2029	GBP	980,000	1,180,548
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		$800,000	708,713
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		1,230,000	1,143,900
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	960,000	1,089,998
			$19,862,269
Pharmaceuticals – 0.3%
Amgen, Inc., 5.25%, 3/02/2030		$361,000	$363,802
Amgen, Inc., 5.6%, 3/02/2043		368,000	364,490
Bayer AG, 4.25%, 8/26/2029	EUR	335,000	365,867
Bayer AG, 4.625%, 5/26/2033		975,000	1,064,292
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033		$1,055,000	1,059,231
			$3,217,682

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.2%
Waste Connections, Inc., 4.2%, 1/15/2033		$927,000	$874,221
Waste Management, Inc., 4.625%, 2/15/2033		1,029,000	1,016,973
			$1,891,194
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$1,160,000	$1,135,754
Printing & Publishing – 0.1%
Wolters Kluwer N.V., 3.75%, 4/03/2031	EUR	930,000	$998,799
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$841,000	$744,109
Corporate Office Property LP, REIT, 2%, 1/15/2029		382,000	292,845
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		946,000	705,330
			$1,742,284
Real Estate - Other – 0.2%
EPR Properties, REIT, 3.6%, 11/15/2031		$694,000	$530,387
Lexington Realty Trust Co., 2.7%, 9/15/2030		880,000	705,621
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		911,000	729,334
			$1,965,342
Real Estate - Retail – 0.3%
Regency Centers Corp., 3.7%, 6/15/2030		$679,000	$610,933
STORE Capital Corp., REIT, 2.75%, 11/18/2030		1,370,000	992,817
WEA Finance LLC, 2.875%, 1/15/2027 (n)		1,010,000	872,912
			$2,476,662
Restaurants – 0.1%
McDonald's Corp., 4.25%, 3/07/2035	EUR	710,000	$770,808
Retailers – 0.3%
AutoZone, Inc., 4.75%, 8/01/2032		$450,000	$438,112
BK LC Lux Finco 1 S.à r.l., 5.25%, 4/30/2029	EUR	1,510,000	1,465,354
Home Depot, Inc., 3.625%, 4/15/2052		$1,278,000	994,976
Nordstrom, Inc., 4.25%, 8/01/2031		597,000	453,839
			$3,352,281
Specialty Chemicals – 0.2%
CTEC II GmbH, 5.25%, 2/15/2030 (n)	EUR	1,669,000	$1,460,392
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$917,000	775,161
			$2,235,553

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$923,000	$746,629
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		2,653,000	1,630,109
			$2,376,738
Supranational – 0.2%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	590,000	$385,581
West African Development Bank, 4.7%, 10/22/2031		$1,576,000	1,276,560
			$1,662,141
Telecommunications - Wireless – 0.7%
American Tower Corp., REIT, 2.75%, 1/15/2027		$680,000	$625,289
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		2,033,000	1,947,885
Millicom International Cellular S.A., 5.125%, 1/15/2028		720,000	620,155
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		821,000	725,538
Rogers Communications, Inc., 3.7%, 11/15/2049		532,000	373,773
Tele2 AB, 3.75%, 11/22/2029	EUR	430,000	457,935
T-Mobile USA, Inc., 3.875%, 4/15/2030		$582,000	539,979
Vodafone Group PLC, 3.375%, 8/08/2049	GBP	860,000	676,015
Vodafone Group PLC, 5.625%, 2/10/2053		$730,000	697,136
			$6,663,705
Telephone Services – 0.2%
Telstra Group Ltd., 3.75%, 5/04/2031	EUR	1,159,000	$1,252,017
TELUS Corp., 2.85%, 11/13/2031	CAD	1,475,000	919,737
			$2,171,754
Tobacco – 0.2%
B.A.T. International Finance PLC, 2.25%, 1/16/2030	EUR	830,000	$740,466
Philip Morris International, Inc., 5.125%, 11/17/2027		$1,203,000	1,215,385
			$1,955,851
Transportation - Services – 1.0%
Autostrade per L'Italia S.p.A., 4.75%, 1/24/2031	EUR	910,000	$966,534
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031		800,000	694,696
Q-Park Holding I B.V., 2%, 3/01/2027		3,100,000	2,799,983
Sydney Airport Finance Co. Pty Ltd., 4.375%, 5/03/2033		1,171,000	1,265,926
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033		1,150,000	1,242,604
Triton International Ltd., 3.15%, 6/15/2031 (n)		$1,009,000	781,803
United Parcel Service, 5.05%, 3/03/2053		1,557,000	1,555,307
			$9,306,853
U.S. Treasury Obligations – 1.2%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$18,055,000	$11,630,664

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 3.2%
Adani Transmission Ltd., 4.25%, 5/21/2036		$1,059,500	$814,813
American Electric Power Co., Inc., 5.699%, 8/15/2025 (w)		579,000	529,177
American Electric Power Co., Inc., 5.625%, 3/01/2033		1,222,000	1,246,422
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		1,316,000	1,091,750
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,650,000	1,085,925
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$3,260,000	2,734,610
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026	EUR	2,300,000	2,226,022
Duke Energy Corp., 2.55%, 6/15/2031		$1,238,000	1,024,422
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	1,150,000	1,388,015
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$505,000	466,047
Enel Finance International N.V., 4.5%, 2/20/2043	EUR	530,000	547,942
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070		1,780,000	1,646,166
Enel S.p.A., 1.875%, 3/08/2170		1,395,000	1,076,153
Energuate Trust, 5.875%, 5/03/2027		$1,100,000	1,024,155
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		620,000	595,409
ENGIE Energía Chile S.A., 4.5%, 1/29/2025		858,000	823,969
Evergy, Inc., 2.9%, 9/15/2029		846,000	747,123
Florida Power & Light Co., 2.875%, 12/04/2051		710,000	480,885
Georgia Power Co., 4.95%, 5/17/2033		1,276,000	1,258,007
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		820,000	765,470
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		294,000	244,407
Listrindo Capital B.V., 4.95%, 9/14/2026		1,196,000	1,130,272
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		1,450,000	1,261,500
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	1,000,000	736,224
National Grid PLC, 3.875%, 1/16/2029	EUR	530,000	567,250
National Grid PLC, 4.275%, 1/16/2035		490,000	519,643
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$509,000	514,629
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		1,212,000	1,214,733
Southern California Edison Co., 3.65%, 2/01/2050		1,010,000	750,044
Southern Co., 1.875%, 9/15/2081	EUR	100,000	83,416
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		$810,800	791,334
Virginia Electric & Power Co., 3.5%, 3/15/2027		558,000	533,973
WEC Energy Group, Inc., 1.8%, 10/15/2030		1,182,000	947,830
Xcel Energy, Inc., 4.6%, 6/01/2032		422,000	406,149
			$31,273,886
Total Bonds (Identified Cost, $996,450,892)			$921,824,207

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 4.88% (v) (Identified Cost, $21,234,474)	21,234,598	$21,232,475

Other Assets, Less Liabilities – 2.3%		21,906,689
Net Assets – 100.0%		$964,963,371

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $21,232,475 and $921,824,207, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $207,732,054, representing 21.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BZDIOVRA	Brazil Interbank Deposit Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

Portfolio of Investments (unaudited) – continued
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 5/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	23,916,279	USD	4,693,240	Goldman Sachs International	6/02/2023	$20,907
CAD	6,122,010	USD	4,497,738	Merrill Lynch International	7/21/2023	17,386
CLP	10,587,812	USD	12,790	Goldman Sachs International	6/02/2023	281
EUR	5,628,194	USD	6,004,050	State Street Bank Corp.	7/21/2023	29,061
GBP	1,783,656	USD	2,206,377	Merrill Lynch International	7/21/2023	14,593
GBP	6,041,644	USD	7,486,989	State Street Bank Corp.	7/21/2023	35,939
KRW	6,464,986,928	USD	4,829,916	Barclays Bank PLC	6/15/2023	44,238
USD	1,750,547	AUD	2,606,651	Deutsche Bank AG	7/21/2023	51,905
USD	589,566	AUD	869,468	Goldman Sachs International	7/21/2023	22,971
USD	3,766,926	AUD	5,685,471	HSBC Bank	7/21/2023	61,950
USD	5,666,031	AUD	8,542,177	JPMorgan Chase Bank N.A.	7/21/2023	99,463
USD	10,543,702	AUD	15,922,660	Merrill Lynch International	7/21/2023	167,590
USD	41,055,974	AUD	60,801,119	Morgan Stanley Capital Services, Inc.	7/21/2023	1,434,507
USD	2,416,918	AUD	3,585,108	State Street Bank Corp.	7/21/2023	80,658
USD	4,726,771	BRL	23,916,279	Goldman Sachs International	6/02/2023	12,624
USD	965,396	CAD	1,300,325	Deutsche Bank AG	7/21/2023	6,376
USD	2,406,222	CAD	3,231,074	Goldman Sachs International	7/21/2023	23,229
USD	26,939,939	CAD	36,115,790	HSBC Bank	7/21/2023	303,707
USD	31,959,722	CNH	218,170,360	Barclays Bank PLC	7/21/2023	1,169,906
USD	11,557,230	CNH	80,606,031	State Street Bank Corp.	7/21/2023	181,510
USD	64,914	EUR	58,425	Barclays Bank PLC	7/21/2023	2,286
USD	2,101,923	EUR	1,914,000	Citibank N.A.	7/21/2023	50,222
USD	13,229,660	EUR	12,022,309	HSBC Bank	7/21/2023	342,413
USD	14,250,255	EUR	13,057,912	JPMorgan Chase Bank N.A.	7/21/2023	252,903
USD	14,977,997	EUR	13,634,109	Merrill Lynch International	7/21/2023	362,993
USD	970,429	EUR	897,750	Morgan Stanley Capital Services, Inc.	7/21/2023	8,091

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	10,463,348	EUR	9,517,550	State Street Bank Corp.	7/21/2023	$261,066
USD	220,808,303	EUR	200,628,773	UBS AG	7/21/2023	5,745,440
USD	909,594	GBP	725,894	Barclays Bank PLC	7/21/2023	5,726
USD	907,075	GBP	725,225	JPMorgan Chase Bank N.A.	7/21/2023	4,040
USD	84,481,897	GBP	67,513,034	State Street Bank Corp.	7/21/2023	416,092
USD	999,064	GBP	798,872	UBS AG	7/21/2023	4,325
USD	4,377,328	JPY	582,157,871	Barclays Bank PLC	7/21/2023	166,460
USD	1,165,554	JPY	154,019,356	Brown Brothers Harriman	7/21/2023	51,500
USD	36,915,156	JPY	4,851,643,049	JPMorgan Chase Bank N.A.	7/21/2023	1,822,222
USD	2,786,635	JPY	368,507,468	UBS AG	7/21/2023	121,145
USD	7,680,688	KRW	10,126,130,000	Barclays Bank PLC	6/15/2023	46,285
USD	36,392,831	KRW	47,784,515,227	Citibank N.A.	7/10/2023	312,703
USD	914,685	KRW	1,205,975,422	JPMorgan Chase Bank N.A.	8/04/2023	2,766
USD	15,136,184	KRW	19,670,984,368	Merrill Lynch International	6/15/2023	305,619
USD	2,295,407	KRW	3,011,590,754	Morgan Stanley Capital Services, Inc.	6/15/2023	24,875
USD	1,043,372	MXN	18,617,756	State Street Bank Corp.	7/21/2023	1,627
USD	4,883,882	NOK	52,019,209	Brown Brothers Harriman	7/21/2023	186,506
USD	9,144,863	NOK	98,633,566	Deutsche Bank AG	7/21/2023	238,173
USD	2,014,598	NOK	21,220,434	UBS AG	7/21/2023	98,376
USD	2,451,383	NZD	4,055,214	HSBC Bank	7/21/2023	9,563
USD	4,761,881	NZD	7,858,771	JPMorgan Chase Bank N.A.	7/21/2023	29,775
USD	8,857,815	NZD	14,466,054	State Street Bank Corp.	7/21/2023	147,178
USD	7,139,532	NZD	11,693,895	UBS AG	7/21/2023	98,132
USD	2,755,826	SEK	28,334,882	Citibank N.A.	7/21/2023	137,722
USD	983,337	SEK	10,042,760	Deutsche Bank AG	7/21/2023	55,400
USD	2,391,268	SEK	24,617,201	HSBC Bank	7/21/2023	116,673
USD	1,500,095	SEK	16,039,167	JPMorgan Chase Bank N.A.	7/21/2023	18,098
USD	16,379,784	SEK	168,602,339	State Street Bank Corp.	7/21/2023	801,160
USD	5,415,198	SGD	7,202,755	Merrill Lynch International	7/21/2023	79,095
USD	9,682,216	SGD	12,812,845	State Street Bank Corp.	7/21/2023	189,923
USD	17,209,531	TOF	579,203,248	Barclays Bank PLC	7/19/2023	442,367
USD	979,119	TWD	29,794,584	Barclays Bank PLC	8/03/2023	2,614
						$16,740,355
Liability Derivatives
AUD	5,721,040	USD	3,816,676	HSBC Bank	7/21/2023	$(88,520)
AUD	6,220,957	USD	4,219,729	Merrill Lynch International	7/21/2023	(165,799)
BRL	23,916,279	USD	4,824,262	Barclays Bank PLC	6/02/2023	(110,116)
BRL	23,916,279	USD	4,649,472	Goldman Sachs International	9/01/2023	(15,058)
CAD	1,303,873	USD	978,492	HSBC Bank	7/21/2023	(16,855)
CAD	15,562,197	USD	11,620,030	Merrill Lynch International	7/21/2023	(142,550)
EUR	1,770,133	USD	1,940,205	Barclays Bank PLC	7/21/2023	(42,721)
EUR	12,985,900	USD	14,275,730	Brown Brothers Harriman	7/21/2023	(355,569)
EUR	4,243,839	USD	4,628,080	Deutsche Bank AG	7/21/2023	(78,921)
EUR	2,958,955	USD	3,262,205	HSBC Bank	7/21/2023	(90,371)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
EUR	1,765,233	USD	1,961,680	JPMorgan Chase Bank N.A.	7/21/2023	$(69,448)
EUR	10,490,370	USD	11,308,812	Merrill Lynch International	7/21/2023	(63,720)
EUR	9,243,976	USD	10,165,660	State Street Bank Corp.	7/21/2023	(256,635)
EUR	4,547,682	USD	5,027,749	UBS AG	7/21/2023	(152,888)
GBP	2,908,663	USD	3,646,737	Brown Brothers Harriman	7/21/2023	(24,931)
GBP	20,188,543	USD	25,164,506	HSBC Bank	7/21/2023	(26,158)
GBP	637,985	USD	796,643	JPMorgan Chase Bank N.A.	7/21/2023	(2,238)
GBP	465,188	USD	585,739	Merrill Lynch International	7/21/2023	(6,497)
GBP	500,115	USD	627,296	State Street Bank Corp.	7/21/2023	(4,563)
IDR	35,783,007,809	USD	2,420,060	Barclays Bank PLC	8/07/2023	(34,693)
IDR	71,472,650,695	USD	4,835,768	JPMorgan Chase Bank N.A.	7/17/2023	(70,043)
JPY	219,614,087	USD	1,682,692	Deutsche Bank AG	7/21/2023	(94,178)
JPY	257,255,027	USD	1,960,442	State Street Bank Corp.	7/21/2023	(99,664)
JPY	390,978,412	USD	2,975,541	UBS AG	7/21/2023	(147,514)
NOK	140,883,310	USD	13,422,599	HSBC Bank	7/21/2023	(700,722)
NZD	7,459,112	USD	4,674,153	Merrill Lynch International	7/21/2023	(182,699)
NZD	521,000	USD	323,302	UBS AG	7/21/2023	(9,585)
SEK	2,098,000	USD	203,851	State Street Bank Corp.	7/21/2023	(9,998)
SGD	19,870,547	USD	14,940,674	BNP Paribas S.A.	7/21/2023	(219,739)
TOF	411,388,870	USD	12,092,241	Barclays Bank PLC	7/19/2023	(183,080)
TOF	168,372,485	USD	4,926,629	JPMorgan Chase Bank N.A.	6/13/2023	(70,633)
TWD	74,022,057	USD	2,437,341	Barclays Bank PLC	8/03/2023	(11,301)
USD	4,693,239	BRL	23,916,279	Barclays Bank PLC	6/02/2023	(20,907)
USD	1,931,917	CAD	2,628,243	JPMorgan Chase Bank N.A.	7/21/2023	(6,473)
USD	12,658	CLP	10,587,812	Goldman Sachs International	6/02/2023	(413)
USD	533,083	EUR	499,665	Brown Brothers Harriman	7/21/2023	(2,530)
USD	3,832,889	EUR	3,580,968	JPMorgan Chase Bank N.A.	7/21/2023	(5,709)
USD	672,033	GBP	541,918	Deutsche Bank AG	7/21/2023	(2,752)
USD	774,733	GBP	623,866	HSBC Bank	7/21/2023	(2,092)
USD	1,214,890	GBP	976,149	JPMorgan Chase Bank N.A.	7/21/2023	(590)
USD	37,771,675	KRW	50,183,066,532	Barclays Bank PLC	7/10/2023	(119,501)
USD	1,452,367	KRW	1,927,871,991	Citibank N.A.	7/10/2023	(3,290)
USD	6,610,062	MXN	121,704,954	HSBC Bank	7/21/2023	(199,861)
USD	4,734,622	MXN	86,018,086	State Street Bank Corp.	7/21/2023	(78,466)
USD	2,380,865	NZD	3,971,841	Merrill Lynch International	7/21/2023	(10,752)
USD	14,294,205	TWD	436,330,613	Barclays Bank PLC	8/03/2023	(6,339)
USD	14,021,627	TWD	429,037,942	Citibank N.A.	8/03/2023	(39,903)
						$(4,046,985)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	428	$38,991,352	September – 2023	$12,587
Euro-Buxl 30 yr	Long	EUR	41	6,078,514	June – 2023	294,455
Long Gilt 10yr	Long	GBP	178	21,431,542	September – 2023	342,326
U.S. Treasury Bond	Long	USD	195	25,027,031	September – 2023	235,843
U.S. Treasury Note 10 yr	Long	USD	194	22,206,938	September – 2023	16,817
U.S. Treasury Note 5 yr	Long	USD	456	49,739,625	September – 2023	2,839
U.S. Treasury Ultra Bond	Long	USD	43	5,885,625	September – 2023	96,254
U.S. Treasury Ultra Note 10 yr	Long	USD	244	29,390,562	September – 2023	123,003
						$1,124,124
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Long	CAD	337	$27,640,206	September – 2023	$(62,382)
Euro-Bobl 5 yr	Short	EUR	774	97,740,601	June – 2023	(2,357,907)
Euro-BTP 10 yr	Short	EUR	247	30,615,562	June – 2023	(1,231,744)
Euro-Bund 10 yr	Long	EUR	122	17,741,709	June – 2023	(87,057)
Euro-Schatz 2 yr	Short	EUR	799	90,204,877	June – 2023	(651,382)
U.S. Treasury Note 2 yr	Short	USD	93	19,142,016	September – 2023	(32,695)
						$(4,423,167)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/26	BRL	31,200,000	centrally cleared	11.095%/At Maturity	Average Daily BZDIOVRA	$29,083	$—	$29,083

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	1,350,000	Barclays Bank PLC	5.00%/Quarterly	(1)	$8,565	$199,954	$208,519
(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore International AG, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At May 31, 2023, the fund had liquid securities with an aggregate value of $10,865,758 to cover any collateral or margin obligations for securities and certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $996,450,892)	$921,824,207
Investments in affiliated issuers, at value (identified cost, $21,234,474)	21,232,475
Cash	126,187
Receivables for
Forward foreign currency exchange contracts	16,740,355
Net daily variation margin on open futures contracts	458,165
Investments sold	14,629,663
Fund shares sold	112,018
Interest and dividends	8,902,675
Uncleared swaps, at value (net of unamortized premiums paid, $199,954)	208,519
Other assets	58,923
Total assets	$984,293,187
Liabilities
Payable to custodian	$71,841
Payables for
Distributions	587
Net daily variation margin on open cleared swap agreements	1,073
Forward foreign currency exchange contracts	4,046,985
Investments purchased	6,072,075
When-issued investments purchased	4,220,818
TBA purchase commitments	4,106,573
Fund shares reacquired	609,843
Payable to affiliates
Investment adviser	28,205
Administrative services fee	808
Shareholder servicing costs	15,438
Distribution and service fees	277
Accrued expenses and other liabilities	155,293
Total liabilities	$19,329,816
Net assets	$964,963,371
Net assets consist of
Paid-in capital	$1,109,702,082
Total distributable earnings (loss)	(144,738,711)
Net assets	$964,963,371
Shares of beneficial interest outstanding	122,433,764

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$14,459,117	1,824,082	$7.93
Class B	137,299	17,414	7.88
Class C	397,110	50,350	7.89
Class I	15,923,094	2,018,129	7.89
Class R1	585,739	74,312	7.88
Class R2	429,813	54,523	7.88
Class R3	592,984	75,216	7.88
Class R4	188,206	23,857	7.89
Class R6	932,250,009	118,295,881	7.88

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.28 [100 / 95.75 x $7.93]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$19,455,234
Dividends from affiliated issuers	547,173
Other	11,316
Foreign taxes withheld	(152,487)
Total investment income	$19,861,236
Expenses
Management fee	$2,632,608
Distribution and service fees	26,085
Shareholder servicing costs	33,932
Administrative services fee	75,197
Independent Trustees' compensation	8,695
Custodian fee	86,097
Shareholder communications	12,020
Audit and tax fees	46,917
Legal fees	2,343
Miscellaneous	103,783
Total expenses	$3,027,677
Reduction of expenses by investment adviser	(61,962)
Net expenses	$2,965,715
Net investment income (loss)	$16,895,521

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(28,797,126)
Affiliated issuers	12,562
Futures contracts	(190,684)
Swap agreements	564,814
Forward foreign currency exchange contracts	(41,701,831)
Foreign currency	284,620
Net realized gain (loss)	$(69,827,645)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$36,000,722
Affiliated issuers	(2,511)
Futures contracts	(5,047,559)
Swap agreements	182,630
Forward foreign currency exchange contracts	42,490,749
Translation of assets and liabilities in foreign currencies	(91,661)
Net unrealized gain (loss)	$73,532,370
Net realized and unrealized gain (loss)	$3,704,725
Change in net assets from operations	$20,600,246
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22
Change in net assets
From operations
Net investment income (loss)	$16,895,521	$27,670,839
Net realized gain (loss)	(69,827,645)	(13,464,886)
Net unrealized gain (loss)	73,532,370	(136,846,051)
Change in net assets from operations	$20,600,246	$(122,640,098)
Distributions to shareholders	$(24,931,738)	$(53,126,048)
Tax return of capital distributions to shareholders	$—	$(8,616,179)
Change in net assets from fund share transactions	$10,531,029	$(49,743,385)
Total change in net assets	$6,199,537	$(234,125,710)
Net assets
At beginning of period	958,763,834	1,192,889,544
At end of period	$964,963,371	$958,763,834
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$7.96	$9.33	$9.82	$9.11	$8.44	$8.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.18	$0.13	$0.10	$0.16	$0.15
Net realized and unrealized gain (loss)	0.04	(1.10)	(0.28)	0.75	0.67	(0.52)
Total from investment operations	$0.17	$(0.92)	$(0.15)	$0.85	$0.83	$(0.37)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.16)	$(0.18)	$(0.13)	$(0.16)	$(0.16)
From net realized gain	(0.15)	(0.26)	(0.16)	(0.01)	—	—
From tax return of capital	—	(0.03)	—	—	—	—
Total distributions declared to shareholders	$(0.20)	$(0.45)	$(0.34)	$(0.14)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$7.93	$7.96	$9.33	$9.82	$9.11	$8.44
Total return (%) (r)(s)(t)(x)	2.06(n)	(10.28)	(1.64)	9.55	9.91	(4.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)	0.95	1.05	1.10	1.13	1.13
Expenses after expense reductions (f)	0.95(a)	0.94	0.99	1.04	1.05	1.05
Net investment income (loss)	3.20(a)	2.23	1.40	1.13	1.78	1.72
Portfolio turnover	72(n)	150	216	210	126	108
Net assets at end of period (000 omitted)	$14,459	$15,419	$21,218	$19,934	$16,487	$14,062
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$7.92	$9.28	$9.77	$9.06	$8.40	$8.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.12	$0.06	$0.04	$0.09	$0.08
Net realized and unrealized gain (loss)	0.03	(1.09)	(0.29)	0.74	0.67	(0.51)
Total from investment operations	$0.13	$(0.97)	$(0.23)	$0.78	$0.76	$(0.43)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.11)	$(0.10)	$(0.06)	$(0.10)	$(0.09)
From net realized gain	(0.15)	(0.26)	(0.16)	(0.01)	—	—
From tax return of capital	—	(0.02)	—	—	—	—
Total distributions declared to shareholders	$(0.17)	$(0.39)	$(0.26)	$(0.07)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$7.88	$7.92	$9.28	$9.77	$9.06	$8.40
Total return (%) (r)(s)(t)(x)	1.56(n)	(10.92)	(2.40)	8.78	9.01	(4.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71(a)	1.70	1.80	1.86	1.88	1.89
Expenses after expense reductions (f)	1.70(a)	1.69	1.75	1.79	1.80	1.80
Net investment income (loss)	2.45(a)	1.47	0.64	0.42	1.04	0.97
Portfolio turnover	72(n)	150	216	210	126	108
Net assets at end of period (000 omitted)	$137	$165	$268	$373	$605	$712
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$7.92	$9.28	$9.77	$9.06	$8.40	$8.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.12	$0.06	$0.04	$0.09	$0.09
Net realized and unrealized gain (loss)	0.04	(1.09)	(0.29)	0.74	0.67	(0.52)
Total from investment operations	$0.14	$(0.97)	$(0.23)	$0.78	$0.76	$(0.43)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.11)	$(0.10)	$(0.06)	$(0.10)	$(0.09)
From net realized gain	(0.15)	(0.26)	(0.16)	(0.01)	—	—
From tax return of capital	—	(0.02)	—	—	—	—
Total distributions declared to shareholders	$(0.17)	$(0.39)	$(0.26)	$(0.07)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$7.89	$7.92	$9.28	$9.77	$9.06	$8.40
Total return (%) (r)(s)(t)(x)	1.69(n)	(10.92)	(2.40)	8.78	9.01	(4.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71(a)	1.70	1.80	1.86	1.88	1.88
Expenses after expense reductions (f)	1.70(a)	1.69	1.75	1.79	1.80	1.80
Net investment income (loss)	2.45(a)	1.47	0.63	0.44	1.04	0.97
Portfolio turnover	72(n)	150	216	210	126	108
Net assets at end of period (000 omitted)	$397	$420	$812	$1,353	$2,229	$2,332
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$7.92	$9.29	$9.78	$9.07	$8.41	$8.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.21	$0.16	$0.12	$0.18	$0.17
Net realized and unrealized gain (loss)	0.04	(1.11)	(0.29)	0.76	0.66	(0.51)
Total from investment operations	$0.18	$(0.90)	$(0.13)	$0.88	$0.84	$(0.34)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.18)	$(0.20)	$(0.16)	$(0.18)	$(0.18)
From net realized gain	(0.15)	(0.26)	(0.16)	(0.01)	—	—
From tax return of capital	—	(0.03)	—	—	—	—
Total distributions declared to shareholders	$(0.21)	$(0.47)	$(0.36)	$(0.17)	$(0.18)	$(0.18)
Net asset value, end of period (x)	$7.89	$7.92	$9.29	$9.78	$9.07	$8.41
Total return (%) (r)(s)(t)(x)	2.20(n)	(10.11)	(1.40)	9.86	10.09	(3.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.70	0.80	0.85	0.88	0.89
Expenses after expense reductions (f)	0.69(a)	0.68	0.74	0.79	0.80	0.80
Net investment income (loss)	3.44(a)	2.48	1.64	1.30	2.05	1.98
Portfolio turnover	72(n)	150	216	210	126	108
Net assets at end of period (000 omitted)	$15,923	$9,541	$12,395	$9,731	$862	$1,160
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$7.91	$9.28	$9.77	$9.07	$8.40	$8.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.12	$0.06	$0.03	$0.09	$0.09
Net realized and unrealized gain (loss)	0.04	(1.10)	(0.29)	0.75	0.68	(0.53)
Total from investment operations	$0.14	$(0.98)	$(0.23)	$0.78	$0.77	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.11)	$(0.10)	$(0.07)	$(0.10)	$(0.09)
From net realized gain	(0.15)	(0.26)	(0.16)	(0.01)	—	—
From tax return of capital	—	(0.02)	—	—	—	—
Total distributions declared to shareholders	$(0.17)	$(0.39)	$(0.26)	$(0.08)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$7.88	$7.91	$9.28	$9.77	$9.07	$8.40
Total return (%) (r)(s)(t)(x)	1.69(n)	(11.03)	(2.40)	8.66	9.13	(4.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71(a)	1.70	1.80	1.85	1.88	1.88
Expenses after expense reductions (f)	1.70(a)	1.69	1.74	1.79	1.80	1.80
Net investment income (loss)	2.46(a)	1.51	0.65	0.33	1.03	0.99
Portfolio turnover	72(n)	150	216	210	126	108
Net assets at end of period (000 omitted)	$586	$579	$615	$494	$243	$214
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$7.91	$9.28	$9.77	$9.06	$8.39	$8.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.16	$0.11	$0.07	$0.14	$0.13
Net realized and unrealized gain (loss)	0.04	(1.10)	(0.29)	0.76	0.67	(0.52)
Total from investment operations	$0.16	$(0.94)	$(0.18)	$0.83	$0.81	$(0.39)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.15)	$(0.15)	$(0.11)	$(0.14)	$(0.14)
From net realized gain	(0.15)	(0.26)	(0.16)	(0.01)	—	—
From tax return of capital	—	(0.02)	—	—	—	—
Total distributions declared to shareholders	$(0.19)	$(0.43)	$(0.31)	$(0.12)	$(0.14)	$(0.14)
Net asset value, end of period (x)	$7.88	$7.91	$9.28	$9.77	$9.06	$8.39
Total return (%) (r)(s)(t)(x)	1.95(n)	(10.58)	(1.91)	9.32	9.68	(4.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21(a)	1.20	1.30	1.35	1.38	1.39
Expenses after expense reductions (f)	1.20(a)	1.19	1.24	1.29	1.30	1.30
Net investment income (loss)	2.96(a)	2.00	1.16	0.79	1.53	1.47
Portfolio turnover	72(n)	150	216	210	126	108
Net assets at end of period (000 omitted)	$430	$656	$822	$621	$240	$208
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$7.92	$9.28	$9.77	$9.07	$8.40	$8.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.19	$0.13	$0.10	$0.16	$0.15
Net realized and unrealized gain (loss)	0.03	(1.10)	(0.28)	0.75	0.67	(0.52)
Total from investment operations	$0.16	$(0.91)	$(0.15)	$0.85	$0.83	$(0.37)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.16)	$(0.18)	$(0.14)	$(0.16)	$(0.16)
From net realized gain	(0.15)	(0.26)	(0.16)	(0.01)	—	—
From tax return of capital	—	(0.03)	—	—	—	—
Total distributions declared to shareholders	$(0.20)	$(0.45)	$(0.34)	$(0.15)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$7.88	$7.92	$9.28	$9.77	$9.07	$8.40
Total return (%) (r)(s)(t)(x)	1.94(n)	(10.24)	(1.66)	9.47	9.94	(4.18)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95(a)	0.95	1.05	1.10	1.13	1.14
Expenses after expense reductions (f)	0.94(a)	0.94	1.00	1.04	1.05	1.05
Net investment income (loss)	3.19(a)	2.25	1.39	1.02	1.80	1.73
Portfolio turnover	72(n)	150	216	210	126	108
Net assets at end of period (000 omitted)	$593	$435	$566	$510	$60	$71
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$7.92	$9.29	$9.77	$9.07	$8.40	$8.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.21	$0.15	$0.12	$0.18	$0.17
Net realized and unrealized gain (loss)	0.04	(1.11)	(0.27)	0.75	0.67	(0.52)
Total from investment operations	$0.18	$(0.90)	$(0.12)	$0.87	$0.85	$(0.35)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.18)	$(0.20)	$(0.16)	$(0.18)	$(0.18)
From net realized gain	(0.15)	(0.26)	(0.16)	(0.01)	—	—
From tax return of capital	—	(0.03)	—	—	—	—
Total distributions declared to shareholders	$(0.21)	$(0.47)	$(0.36)	$(0.17)	$(0.18)	$(0.18)
Net asset value, end of period (x)	$7.89	$7.92	$9.29	$9.77	$9.07	$8.40
Total return (%) (r)(s)(t)(x)	2.20(n)	(10.11)	(1.30)	9.74	10.22	(3.95)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.70	0.81	0.84	0.88	0.88
Expenses after expense reductions (f)	0.70(a)	0.69	0.76	0.79	0.80	0.80
Net investment income (loss)	3.46(a)	2.51	1.61	1.33	2.03	1.96
Portfolio turnover	72(n)	150	216	210	126	108
Net assets at end of period (000 omitted)	$188	$181	$213	$557	$77	$53
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$7.91	$9.28	$9.76	$9.06	$8.39	$8.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.21	$0.17	$0.13	$0.19	$0.18
Net realized and unrealized gain (loss)	0.05	(1.10)	(0.28)	0.75	0.67	(0.52)
Total from investment operations	$0.19	$(0.89)	$(0.11)	$0.88	$0.86	$(0.34)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.19)	$(0.21)	$(0.17)	$(0.19)	$(0.19)
From net realized gain	(0.15)	(0.26)	(0.16)	(0.01)	—	—
From tax return of capital	—	(0.03)	—	—	—	—
Total distributions declared to shareholders	$(0.22)	$(0.48)	$(0.37)	$(0.18)	$(0.19)	$(0.19)
Net asset value, end of period (x)	$7.88	$7.91	$9.28	$9.76	$9.06	$8.39
Total return (%) (r)(s)(t)(x)	2.24(n)	(10.05)	(1.22)	9.84	10.33	(3.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.61	0.70	0.77	0.78	0.78
Expenses after expense reductions (f)	0.61(a)	0.60	0.65	0.71	0.70	0.69
Net investment income (loss)	3.54(a)	2.58	1.75	1.46	2.13	2.07
Portfolio turnover	72(n)	150	216	210	126	108
Net assets at end of period (000 omitted)	$932,250	$931,367	$1,155,980	$728,743	$630,673	$601,381

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Opportunistic Bond Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At May 31, 2023, the fund did not have more than 25% of its assets invested in any one industry.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

Notes to Financial Statements (unaudited) - continued
subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the

Notes to Financial Statements (unaudited) - continued
close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$11,630,664	$—	$11,630,664
Non - U.S. Sovereign Debt	—	457,612,080	—	457,612,080
Municipal Bonds	—	10,705,649	—	10,705,649
U.S. Corporate Bonds	—	146,365,717	—	146,365,717
Residential Mortgage-Backed Securities	—	57,013,751	—	57,013,751
Commercial Mortgage-Backed Securities	—	26,041,228	—	26,041,228
Asset-Backed Securities (including CDOs)	—	40,007,841	—	40,007,841
Foreign Bonds	—	172,447,277	—	172,447,277
Mutual Funds	21,232,475	—	—	21,232,475
Total	$21,232,475	$921,824,207	$—	$943,056,682
Other Financial Instruments
Futures Contracts – Assets	$1,124,124	$—	$—	$1,124,124
Futures Contracts – Liabilities	(4,423,167)	—	—	(4,423,167)
Forward Foreign Currency Exchange Contracts – Assets	—	16,740,355	—	16,740,355
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,046,985)	—	(4,046,985)
Swap Agreements – Assets	—	237,602	—	237,602
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,124,124	$(4,423,167)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	16,740,355	(4,046,985)
Interest Rate	Cleared Swap Agreements	29,083	—
Credit	Uncleared Swap Agreements	208,519	—
Total		$18,102,081	$(8,470,152)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(190,684)	$—	$—	$—
Foreign Exchange	—	—	(41,701,831)	—
Credit	—	564,814	—	580,735
Total	$(190,684)	$564,814	$(41,701,831)	$580,735

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(5,047,559)	$29,083	$—	$—
Foreign Exchange	—	—	42,490,749	—
Credit	—	153,547	—	(164,409)
Total	$(5,047,559)	$182,630	$42,490,749	$(164,409)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of May 31, 2023:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$458,165	$—
Uncleared Swaps, at value	208,519	—
Cleared Swap Agreements (a)	—	1,073
Forward Foreign Currency Exchange Contracts	16,740,355	4,046,985
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$17,407,039	$4,048,058
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	9,504,103	1,884,964
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$7,902,936	$2,163,094
(a)	The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at May 31, 2023:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$2,088,401	$(528,658)	$(1,475,381)	$—	$84,362
Brown Brothers Harriman	238,006	(238,006)	—	—	—
Citibank N.A.	500,647	(43,193)	(320,000)	—	137,454
Deutche Bank AG	351,853	(175,851)	(176,002)	—	—
Goldman Sachs International	80,012	(15,471)	—	—	64,541
JP Morgan Chase Bank N.A.	2,229,266	(225,134)	(2,004,132)	—	—
Merrill Lynch International	947,276	(572,018)	(235,508)	—	139,750
Morgan Stanley Capital Services, Inc.	1,467,475	—	(1,283,895)	—	183,580
Total	$7,902,936	$(1,798,331)	$(5,494,918)	$—	$609,687

Notes to Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at May 31, 2023:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(528,658)	$528,658	$—	$—	$—
BNP Paribas	(219,739)	—	—	—	(219,739)
Brown Brothers Harriman	(383,030)	238,006	—	—	(145,024)
Citibank N.A.	(43,193)	43,193	—	—	—
Deutche Bank AG	(175,851)	175,851	—	—	—
Goldman Sachs International	(15,471)	15,471	—	—	—
JPMorgan Chase Bank N.A.	(225,134)	225,134	—	—	—
Merrill Lynch International	(572,018)	572,018	—	—	—
Total	$(2,163,094)	$1,798,331	$—	$—	$(364,763)
(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Notes to Financial Statements (unaudited) - continued
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of

Notes to Financial Statements (unaudited) - continued
foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the

Notes to Financial Statements (unaudited) - continued
agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At May 31, 2023, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) - continued
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended May 31, 2023, custody fees were not reduced.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/22
Ordinary income (including any short-term capital gains) (a)	$22,993,014
Long-term capital gains	30,133,034
Tax return of capital (b)	8,616,179
Total distributions	$61,742,227

Notes to Financial Statements (unaudited) - continued
(a)	Included in the fund’s distributions from ordinary income for the year ended November 30, 2022 is $6,255,559 in excess of investment company taxable income which, in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.
(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/23
Cost of investments	$1,027,469,526
Gross appreciation	7,604,038
Gross depreciation	(92,016,882)
Net unrealized appreciation (depreciation)	$(84,412,844)
As of 11/30/22
Undistributed long-term capital gain	17,935,000
Post-October capital loss deferral	(30,632,470)
Post-October currency loss deferral	(6,447,157)
Other temporary differences	(1,031,123)
Net unrealized appreciation (depreciation)	(120,231,469)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	From net investment income		From tax return of capital
	Six months ended 5/31/23	Year ended 11/30/22	Six months ended 5/31/23	Year ended 11/30/22
Class A	$366,023	$874,181	$—	$141,778
Class B	3,392	9,011	—	1,462
Class C	8,634	27,446	—	4,451
Class I	260,052	539,345	—	87,473
Class R1	11,966	22,745	—	3,689
Class R2	14,370	33,184	—	5,382
Class R3	11,328	24,218	—	3,928
Class R4	4,689	9,461	—	1,534
Class R6	24,251,284	51,586,457	—	8,366,482
Total	$24,931,738	$53,126,048	$—	$8,616,179

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to 1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion	0.425%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until March 31, 2024. For the six months ended May 31, 2023, this management fee reduction amounted to $61,962, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2023 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.97%	1.72%	1.72%	0.72%	1.72%	1.22%	0.97%	0.72%	0.64%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2024. For the six months ended May 31, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $173 for the six months ended May 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 18,505
Class B	0.75%	0.25%	1.00%	1.00%	769
Class C	0.75%	0.25%	1.00%	1.00%	2,067
Class R1	0.75%	0.25%	1.00%	1.00%	2,893
Class R2	0.25%	0.25%	0.50%	0.50%	1,161
Class R3	—	0.25%	0.25%	0.25%	690
Total Distribution and Service Fees					$26,085
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended May 31, 2023.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2023, were as follows:
Amount
Class A	$731
Class B	—
Class C	2
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended May 31, 2023, the fee was $6,858, which equated to 0.0014% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended May 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $27,074.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2023 was equivalent to an annual effective rate of 0.0157% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended May 31, 2023, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$134,752,254	$183,032,629
Non-U.S. Government securities	531,189,016	496,134,673
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 5/31/23		Year ended 11/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	104,434	$826,018	271,901	$2,333,894
Class B	—	—	423	3,623
Class C	1,654	13,087	3,597	29,888
Class I	924,538	7,360,577	376,217	3,127,999
Class R1	1,418	11,179	18,923	158,404
Class R2	2,718	21,392	6,294	52,157
Class R3	21,165	167,244	21,698	177,012
Class R4	1,460	11,520	2,978	24,400
Class R6	2,939,768	23,218,581	9,093,518	76,148,841
	3,997,155	$31,629,598	9,795,549	$82,056,218

Notes to Financial Statements (unaudited) - continued
	Six months ended 5/31/23		Year ended 11/30/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	45,915	$363,546	114,205	$1,010,081
Class B	430	3,392	1,168	10,415
Class C	1,096	8,634	3,526	31,500
Class I	32,880	259,120	71,135	624,538
Class R1	1,521	11,966	2,969	26,434
Class R2	1,810	14,246	4,373	38,551
Class R3	1,438	11,328	3,204	28,127
Class R4	595	4,689	1,255	10,994
Class R6	3,080,838	24,240,914	6,527,121	57,122,570
	3,166,523	$24,917,835	6,728,956	$58,903,210
Shares reacquired
Class A	(264,023)	$(2,095,156)	(722,762)	$(5,955,242)
Class B	(3,866)	(30,489)	(9,667)	(82,084)
Class C	(5,441)	(42,745)	(41,616)	(358,208)
Class I	(144,048)	(1,137,533)	(577,312)	(4,751,916)
Class R1	(1,747)	(13,751)	(15,036)	(129,237)
Class R2	(32,867)	(254,847)	(16,448)	(128,949)
Class R3	(2,379)	(18,777)	(30,883)	(241,921)
Class R4	(1,088)	(8,490)	(4,254)	(33,927)
Class R6	(5,445,641)	(42,414,616)	(22,517,546)	(179,021,329)
	(5,901,100)	$(46,016,404)	(23,935,524)	$(190,702,813)
Net change
Class A	(113,674)	$(905,592)	(336,656)	$(2,611,267)
Class B	(3,436)	(27,097)	(8,076)	(68,046)
Class C	(2,691)	(21,024)	(34,493)	(296,820)
Class I	813,370	6,482,164	(129,960)	(999,379)
Class R1	1,192	9,394	6,856	55,601
Class R2	(28,339)	(219,209)	(5,781)	(38,241)
Class R3	20,224	159,795	(5,981)	(36,782)
Class R4	967	7,719	(21)	1,467
Class R6	574,965	5,044,879	(6,896,907)	(45,749,918)
	1,262,578	$10,531,029	(7,411,019)	$(49,743,385)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2025 Fund,

Notes to Financial Statements (unaudited) - continued
the MFS Lifetime 2035 Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 33%, 28%, 19%, 5%, 4%, 3%, 2%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2045 Fund, was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended May 31, 2023, the fund’s commitment fee and interest expense were $2,595 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$41,764,910	$297,813,998	$318,356,484	$12,562	$(2,511)	$21,232,475

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$547,173	$—
(8) LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom

Notes to Financial Statements (unaudited) - continued
Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract

Notes to Financial Statements (unaudited) - continued
modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: July 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: July 14, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: July 14, 2023

* Print name and title of each signing officer under his or her signature.